Schedule of Investments August 31, 2020 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 83.0% (1)
Canada Crude Oil Pipelines - 16.7% (1)
Enbridge Inc.	763,798	$24,456,812
Gibson Energy Inc.	278,833	5,077,076
Inter Pipeline Ltd.	818,655	8,642,526
Pembina Pipeline Corporation	493,084	12,210,383
		50,386,797
Canada Natural Gas/Natural Gas Liquids Pipelines - 13.2% (1)
AltaGas Ltd.	532,972	6,893,271
Keyera Corp.	421,564	7,698,589
TC Energy Corporation	542,559	25,315,803
		39,907,663
United States Crude Oil Pipelines - 0.3% (1)
Plains GP Holdings, L.P.	120,313	879,488
United States Local Distribution Companies - 19.6% (1)
Atmos Energy Corporation	126,409	12,618,146
Chesapeake Utilities Corporation	31,343	2,563,858
New Jersey Resources Corporation	182,674	5,505,794
NiSource Inc.	537,464	11,910,202
Northwest Natural Holding Co.	57,664	2,947,207
ONE Gas, Inc.	100,822	7,472,927
South Jersey Industries, Inc.	176,345	3,906,042
Southwest Gas Corporation	105,114	6,608,517
Spire Inc.	97,741	5,689,504
		59,222,197
United States Natural Gas Gathering/Processing - 7.4% (1)
Antero Midstream Corp.	536,433	3,631,651
Archrock, Inc.	242,400	1,590,144
EnLink Midstream, LLC	494,813	1,479,491
Equitrans Midstream Corp.	775,330	7,970,391
Hess Midstream LP	7,414	131,079
Rattler Midstream LP	26,314	220,248
Targa Resources Corp.	444,668	7,563,803
		22,586,807
United States Natural Gas/Natural Gas Liquids Pipelines - 25.5% (1)
Altus Midstream Co. (2)	4,854	63,878
Cheniere Energy, Inc. (2)	269,533	14,029,193
Kinder Morgan, Inc.	1,456,433	20,127,904
National Fuel Gas Company	172,363	7,866,647
ONEOK, Inc.	410,929	11,292,329
The Williams Companies, Inc.	1,135,777	23,578,731
		76,958,682
United States Other - 0.3% (1)
New Fortress Energy LLC	30,642	820,286
Total Common Stock
(Cost $304,377,580)		250,761,920

Master Limited Partnerships - 16.8% (1)
United States Crude Oil Pipelines - 1.6% (1)
BP Midstream Partners LP	31,918	376,313
Delek Logistics Partners LP	5,900	194,582
Genesis Energy, L.P.	70,293	376,068
NuStar Energy L.P.	64,716	876,902
PBF Logistics LP	15,825	152,711
Plains All American Pipeline, L.P.	292,717	2,072,436
Shell Midstream Partners, L.P.	86,954	903,452
		4,952,464
United States Natural Gas Gathering/Processing - 0.9% (1)
CNX Midstream Partners LP	28,260	271,579
Crestwood Equity Partners LP	33,302	452,241
Enable Midstream Partners, LP	32,361	181,869
Noble Midstream Partners LP	22,386	200,578
Oasis Midstream Partners LP	7,245	72,088
USA Compression Partners LP	33,017	364,508
Western Midstream Partners LP	130,894	1,187,209
		2,730,072
United States Natural Gas/Natural Gas Liquids Pipelines - 9.9% (1)
Cheniere Energy Partners, L.P.	28,300	1,024,177
DCP Midstream Partners, LP	59,962	759,718
Energy Transfer LP	1,495,899	9,603,672
Enterprise Products Partners L.P.	992,548	17,429,143
TC PipeLines, LP	36,631	1,112,483
		29,929,193
United States Refined Product Pipelines - 4.4% (1)
CrossAmerica Partners LP	5,977	96,827
Global Partners LP	18,659	236,969
Holly Energy Partners, L.P.	28,496	407,208
Magellan Midstream Partners, L.P.	152,292	5,788,619
MPLX LP	257,904	4,711,906
Phillips 66 Partners LP	37,515	1,009,904
Sprague Resources LP	6,748	101,692
Sunoco LP	35,090	930,938
		13,284,063
Total Master Limited Partnerships
(Cost $72,548,650)		50,895,792

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (3)
(Cost $37,763)	37,763	37,763

Total Investments - 99.8% (1)
(Cost $376,963,993)		301,695,475
Other Assets in Excess of Liabilities, Net - 0.2%(1)		648,151
Total Net Assets - 100.0%(1)		$302,343,626

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2020.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$250,761,920	$-	$-	$250,761,920
Master Limited Partnerships	50,895,792	-	-	50,895,792
Short-Term Investment	37,763	-	-	37,763
Total Investments	$301,695,475	$-	$-	$301,695,475

Refer to the Fund's Schedule of Investments for additional industry information.